Financial Assets - Composition of Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [abstract]
Fair value of derivatives financial instruments	€ 340	€ 0
Non-current secured notes at FVTPL	4,208	3,938
Other non-current financial assets	1,262	1,503
Other non-current financial assets	5,810	5,441
Fair value of derivatives financial instruments	1,941	711
Current financial assets - interests receivable	248	618
Financial receivables - rent to buy agreement	8,589	0
Other current financial assets	10,778	1,329
Other Financial Assets	€ 16,588	€ 6,770